Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

During the years ended December 31, 2021, 2022, and 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated statements of comprehensive income:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Management fees-related parties
Management fees – Castor Ships (a)	$1,438,500	$2,182,400	$2,660,797
Management fees – Pavimar (b)	3,452,400	4,380,000	4,506,600

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$1,299,108	$1,944,288	$1,274,384

Included in Interest and finance costs
Interest expenses – Thalassa (e)	$204,167	$—	$—

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$1,200,000	$2,100,000	$3,099,000

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$—	$664,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$—	$235,500	$—

As of December 31, 2022, and 2023, balances with related parties consisted of the following:

	December 31, 2022	December 31, 2023
Assets:
Due from Castor Ships (a) – current	$—	$2,283,209
Due from Castor Ships (a) – non-current	3,514,098	4,504,340
Due from Pavimar (b) – current	2,664,976	3,366,959
Investment in Toro (c) – non-current	—	117,537,135

Liabilities:
Due to Castor Ships (a) – current	$227,622	$—
Due to Toro (d) – current	—	541,666

(a)     Castor Ships: During the period from September 1, 2020 (being the effective date of the initial Castor Ships Management Agreements), and up to June 30, 2022, pursuant to the terms and conditions stipulated in a master management agreement (the “Master Management Agreement”) and separate commercial ship management agreements (the “Ship Management Agreements”) with Castor Ships (together, the “Castor Ships Management Agreements”), Castor Ships managed the Company’s business and provided commercial ship management, chartering and administrative services to the Company and its vessel owning subsidiaries. During the abovementioned period, the Company and its subsidiaries, in exchange for Castor Ship’s services, paid Castor Ships: (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, the Company and each of the Company’s vessel owning subsidiaries entered, by mutual consent, into an amended and restated master management agreement with Castor Ships (the “Amended and Restated Master Management Agreement”), appointing Castor Ships as commercial and technical manager for the Company’s vessels. The Amended and Restated Master Management Agreement along with new ship management agreements signed between each vessel owning subsidiary and Castor Ships (together, the “Amended Castor Ship Management Agreements”) superseded in their entirety the Castor Ships Management Agreements. Pursuant to the Amended and Restated Master Management Agreement, Castor Ships manages the Company’s overall business and provides the Company’s vessel owning subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing cybersecurity and general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships is generally not liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships will in no circumstances be responsible for the actions of the Company’s crews. The Company has also agreed to indemnify Castor Ships in certain circumstances.

In exchange for the services provided by Castor Ships, the Company and its vessel owning subsidiaries, pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s vessel owning subsidiaries pay Castor Ships a daily management fee of $925 per containership and dry bulk vessel, and, until March 7, 2023, paid a daily management fee of $975 per tanker vessel (collectively, the “Ship Management Fees”) for the provision of the ship management services provided in the Amended and Restated Master Management Agreements. The Ship Management Fees and Flat Management Fee is adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. As a result of the inflation adjustment and effective July 1, 2023, the Ship Management Fee increased from $925 per vessel to $986 per vessel and the Flat Management Fee increased from $0.75 million to $0.8 million. Pavimar is paid directly by the dry bulk vessel owning subsidiaries its previously agreed proportionate daily management fee of $600 per vessel and Castor Ships is paid the residual amount of $325 (before the inflation adjustment) or $386, effective July 1, 2023. The Company also reimburses Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to the Company’s vessels.

The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of its provisions by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships shall be entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under each Amended Castor Ship Management Agreement.
In January 2023, Castor Ships transferred the technical sub-management of the Company’s containerships from Pavimar to a third-party ship management company.

As of December 31, 2023, in accordance with the provisions of the Amended Castor Ship Management Agreements, Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships and (ii) was co-managing with Pavimar the Company’s dry bulk vessels. Castor Ships pays, at its own expense, the containership technical management company a fee for the services it has subcontracted to it, without any additional cost to the Company.
During the years ended December 31, 2021, 2022 and 2023, the Company incurred sale and purchase commissions amounting to $0, $235,500 and $0 respectively, due to the acquisition of one Panamax vessel, included in ‘Vessels, net’ in the accompanying consolidated balance sheets and sale and purchase commissions amounting to $0, $0 and $664,000 respectively, due to the sale of three Panamax vessels and two Kamsarmax vessels, which are included in ‘Net gain on sale of vessels’ in the accompanying consolidated statements of comprehensive income.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to two months of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2022, such advances amounted to $3,514,098 and are presented in ‘Due from related parties, non-current’, in the accompanying consolidated balance sheet, respectively. As of December 31, 2023, such advances amounted to $4,504,340 and $1,740,931, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying consolidated balance sheet, respectively. The amount of $1,740,931 is in relation to the M/V Magic Venus, M/V Magic Orion and M/V Magic Moon which have been classified as held for sale (Note 7(b)), and the M/V Magic Sun, M/V Magic Phoenix and M/V Magic Argo, that were sold on November 14, 2023, November 27, 2023 and December 14, 2023, respectively. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2022, and December 31, 2023, aggregate working capital guarantee deposits due from Castor Ships of $0 and $605,688 respectively, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheets.

As of December 31, 2022, net amounts of $214 were due to Castor Ships in relation to operating expenses payments made by them on behalf of the Company. As of December 31, 2023, net amounts of $43,689 were due from Castor Ships in relation to advances for operating expenses/drydock payments made by the Company to Castor Ships.

Further, as of December 31, 2022, and December 31, 2023, amounts of $227,408 and $107,099, respectively, were due to Castor Ships in connection with the services covered by the Amended Castor Ships Management Agreements. As a result, as of December 31, 2022, aggregate amounts of $227,622 were due to Castor Ships and are presented in ‘Due to related parties’, in the accompanying consolidated balance sheets and as of December 31, 2023, net amounts of $2,283,209 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying consolidated balance sheets.

(b)     Pavimar: From the Company’s inception and until June 30, 2022, Pavimar, provided, on an exclusive basis, all of the Company’s vessel owning subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion. As from July 1, 2022, Pavimar has provided all of the Company’s vessel owning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for a daily management fee of $600 per vessel.

Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements. Further, with effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar, continues to provide, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition.

Pavimar had subcontracted the technical management of four (comprising of three dry bulk and one containership) and three dry bulk of the Company’s vessels to third-party ship-management companies as of December 31, 2022 and December 31, 2023, respectively. These third-party management companies provided technical management services to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2022, and December 31, 2023, aggregate working capital guarantee deposits due from Pavimar of $258,252 in both periods, which are presented in ‘Due from related parties, current’ in the accompanying consolidated balance sheet. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2022, and December 31, 2023, net amounts of $2,665,824 and $3,302,157 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2022, and December 31, 2023, amounts of $259,100 and $193,450 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2022, and December 31, 2023, net amounts of $2,664,976 and $3,366,959, respectively, due from Pavimar, which are presented in ‘Due from related parties, current’, respectively, in the accompanying consolidated balance sheets.

(c)     Investment in related party:

As discussed in Note 1, as part of the Spin-Off Castor received 140,000 Series A Preferred Shares, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common shares at the Company’s option commencing upon the third anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the distribution date, and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As there was no observable market for the Series A Preferred Shares, these were recognized at $117,222,135 (Note 11), being the fair value of the shares determined through Level 3 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant unobservable inputs used for each component are set out below:

	Valuation Technique	Unobservable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

As of December 31, 2023, the aggregate value of investments in Toro amounted to $117,537,135, including $315,000 of accrued dividends and are separately presented as ‘Investment in related party’ in the accompanying consolidated balance sheets. As of December 31, 2023, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the years ended December 31, 2023, 2022 and 2021, dividend income derived from the Company’s investment in Toro amounted to $ 1,166,667, $0 and $0 respectively and is presented in ‘Dividend income from related party’ in the accompanying consolidated statements of comprehensive income.

During the year ended December 31, 2023, the Company received dividend of $851,667 from its investment in Toro.

Following the successful completion of the Spin-Off, Toro reimbursed Castor $2,694,647 for expenses related to the Spin-Off that had been incurred by Castor.

(d)     Issuance of Series D Preferred shares to Toro Corp:

On August 7, 2023, the Company issued 50,000 5.00% Series D fixed rate cumulative perpetual convertible preferred shares (the “Series D Preferred Shares”) to Toro in exchange for $50,000,000 in cash, as referenced in Note 10. The amount of accrued dividend on the Series D Preferred Shares due to Toro as of December 31, 2023, was $541,666 and is presented net in ‘Due to related parties, current’ in the accompanying consolidated balance sheets.

(e)     Thalassa - $5.0 Million Term Loan Facility: On August 30, 2019, the Company entered into a $5.0 million unsecured term loan with Thalassa, the proceeds of which were used to partly finance the acquisition of the M/V Magic Sun. The Company drew down the entire loan amount on September 3, 2019. The facility bore a fixed interest rate of 6.00% per annum and initially had a bullet repayment on March 3, 2021, which, pursuant to a supplemental agreement dated March 2, 2021, was granted a six-month extension. At its extended maturity, on September 3, 2021, the Company repaid $5.0 million of principal and $609,167 of accrued interest due and owing from it to Thalassa and, as a result, the Company, with effect from that date, was discharged from all its liabilities and obligations under this facility.
During the year ended December 31, 2021, the Company incurred interest costs in connection with the above facility amounting to $204,167 which are included in ‘Interest and finance costs’ in the accompanying consolidated statements of comprehensive income.

(f)     Vessel Acquisitions/ Disposals:

On December 21, 2023, the Company entered into an agreement with an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer for the sale of the M/V Magic Venus, a 2010-built Kamsarmax bulk carrier vessel, for a price of $17.5 million. The terms of the transaction were negotiated and approved by a special committee of the Company’s disinterested and independent directors. The vessel is expected to be delivered to its new owner by the end of the first quarter of 2024.

On January 4, 2022, the Company’s wholly owned subsidiary, Mickey, pursuant to a purchase agreement entered into on December 17, 2021, took delivery of the M/V Magic Callisto, a Japanese-built Panamax dry bulk carrier acquired from a third-party in which a family member of Petros Panagiotidis had a minority interest. The vessel was purchased for $23.55 million. The terms of the transaction were negotiated and approved by a special committee of disinterested and independent directors of the Company. The M/V Magic Callisto acquisition was financed with cash on hand.

Further, on October 26, 2022, two of the Company’s wholly owned subsidiaries, Tom S and Jerry S, entered into two separate agreements for each to acquire a 2005 German-built 2,700 TEU containership vessel, from two separate entities beneficially owned by family members of Petros Panagiotidis. The purchase price for such vessels was $25.75 million and $25.00 million, respectively. The terms of these transactions were negotiated and approved by a special committee of the Company’s disinterested and independent directors. The acquisition of both vessels was financed with cash on hand and by utilizing the net proceeds from the $22.5 Million Term Loan Facility.